CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY - USD ($) $ in Thousands		Total		Common Stock Class A-1 Common Stock		Common Stock Class A-2 Common Stock	Additional Paid-In Capital		Treasury Stock		Note Receivable, Stockholder	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2016				54,133,885	[1]	0			96,273
Beginning balance at Dec. 31, 2016		$ 24,139		$ 5	[1]	$ 0	$ 60,667	[1]	$ (217)		$ 0	$ (36,316)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (in shares)									(32,658)
Repurchase of common and preferred stock		$ (124)							$ (124)
Exercise of common stock options (in shares)		867,024		1,122,256	[1]				17,206
Exercise of common stock options		$ 1,380					1,351	[1]	$ 29
Exercise of warrants (in shares)		11,500		118,601	[1]				79,067	[1]
Exercise of warrants		$ 205					16	[1]	$ 189
Employee stock option compensation		804					804	[1]
Issuance of common stock pursuant to acquisition of business / net equity infusion from reverse recapitalization (in shares)				2,521,815	[1]				32,658
Issuance of common stock pursuant to acquisition of business / net equity infusion from reverse recapitalization		10,794		$ 1	[1]		10,670	[1]	$ 123
Issuance of note receivable and shares (in shares)	[1]			562,838
Issuance of note receivable and shares		(975)					2,293	[1]			(3,268)
Net (loss) income		8,311										8,311
Ending balance (in shares) at Dec. 31, 2017				58,459,396	[1]	0			0
Ending balance at Dec. 31, 2017		44,534		$ 6	[1]	$ 0	75,801	[1]	$ 0		(3,268)	(28,005)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (in shares)									(694,726)
Repurchase of common and preferred stock		$ (3,343)							$ (3,343)
Exercise of common stock options (in shares)		284,642		31,885	[1]				252,981
Exercise of common stock options		$ 396					(782)	[1]	$ 1,178
Receipt of stock previously issued pursuant to acquisition into treasury (in shares)									(67,998)
Receipt of stock previously issued pursuant to acquisition into treasury		(399)							$ (399)
Reclassification of contingent stock consideration		4,674					4,674	[1]
Settlement of note receivable issued (in shares)									(802,137)
Settlement of note receivable issued									$ (3,268)		3,268
Employee stock option compensation		453					453	[1]
Net (loss) income		10,803										10,803
Ending balance (in shares) at Dec. 31, 2018				58,491,281	[1]	0			1,311,880
Ending balance at Dec. 31, 2018		57,118	[2]	$ 6	[1]	$ 0	80,146	[1]	$ (5,832)		0	(17,202)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in shares)				495,030					46,409
Exercise of warrants		561					334		$ 227
Employee stock option compensation		128					128
Net (loss) income		3,995										3,995
Ending balance (in shares) at Mar. 31, 2019				58,986,311					1,265,471
Ending balance at Mar. 31, 2019		61,802		$ 6			80,608		$ (5,605)			(13,207)
Beginning balance (in shares) at Dec. 31, 2018				58,491,281	[1]	0			1,311,880
Beginning balance at Dec. 31, 2018		57,118	[2]	$ 6	[1]	$ 0	80,146	[1]	$ (5,832)		0	(17,202)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income		8,323
Ending balance (in shares) at Jun. 30, 2019				60,150,404					980,863
Ending balance at Jun. 30, 2019		67,547		$ 6			81,941		$ (5,521)			(8,879)
Beginning balance (in shares) at Dec. 31, 2018				58,491,281	[1]	0			1,311,880
Beginning balance at Dec. 31, 2018		$ 57,118	[2]	$ 6	[1]	$ 0	80,146	[1]	$ (5,832)		0	(17,202)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		2,590,274		342,139					1,244,725
Exercise of common stock options		$ 3,225					(4,299)	[1]	$ 7,524
Exercise of warrants (in shares)		190,575		3,229,295	[1]				46,409
Exercise of warrants		$ 3,392					3,165	[1]	$ 227
Employee stock option compensation		2,236					2,236	[1]
Contributed capital, professional service fees paid by shareholder		2,891					2,891	[1]
Shares exchanged for withholding on stock options and shares repurchased (in shares)									(906,128)
Shares exchanged for withholding on stock options and shares repurchased		(9,331)							$ (9,331)
Issuance of common stock pursuant to acquisition of business / net equity infusion from reverse recapitalization (in shares)				14,574,755	[1]	(4,999,999)			926,874
Issuance of common stock pursuant to acquisition of business / net equity infusion from reverse recapitalization		29,262		$ 2	[1]	$ 1	21,847	[1]	$ 7,412
Net (loss) income		(5,864)										(5,864)
Ending balance (in shares) at Dec. 31, 2019				76,637,470	[1]	4,999,999			0
Ending balance at Dec. 31, 2019		85,525	[2]	$ 8	[1]	$ 1	105,986	[1]	$ 0		0	(20,470)
Beginning balance (in shares) at Mar. 31, 2019				58,986,311					1,265,471
Beginning balance at Mar. 31, 2019		61,802		$ 6			80,608		$ (5,605)			(13,207)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)									284,608
Exercise of common stock options		84							$ 84
Exercise of warrants (in shares)				1,164,093
Exercise of warrants		1,205					1,205
Employee stock option compensation		128					128
Net (loss) income		4,328										4,328
Ending balance (in shares) at Jun. 30, 2019				60,150,404					980,863
Ending balance at Jun. 30, 2019		67,547		$ 6			81,941		$ (5,521)			(8,879)
Beginning balance (in shares) at Dec. 31, 2019				76,637,470	[1]	4,999,999			0
Beginning balance at Dec. 31, 2019		85,525	[2]	$ 8	[1]	$ 1	105,986	[1]	$ 0		0	(20,470)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Class A-2 Common Stock to Class A-1 Common Stock				1,596,636		1,596,636
Employee stock option compensation		1,060					1,060
Net (loss) income		(1,966)										(1,966)
Ending balance (in shares) at Mar. 31, 2020				78,234,106		3,403,363
Ending balance at Mar. 31, 2020		84,619		$ 8		$ 1	107,046					(22,436)
Beginning balance (in shares) at Dec. 31, 2019				76,637,470	[1]	4,999,999			0
Beginning balance at Dec. 31, 2019		85,525	[2]	$ 8	[1]	$ 1	105,986	[1]	$ 0		$ 0	(20,470)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income		(23,240)
Ending balance (in shares) at Jun. 30, 2020				78,382,405		3,403,363
Ending balance at Jun. 30, 2020		65,031		$ 8		$ 1	108,732					(43,710)
Beginning balance (in shares) at Mar. 31, 2020				78,234,106		3,403,363
Beginning balance at Mar. 31, 2020		84,619		$ 8		$ 1	107,046					(22,436)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)				148,299
Exercise of common stock options		359					359
Employee stock option compensation		1,327					1,327
Net (loss) income		(21,274)										(21,274)
Ending balance (in shares) at Jun. 30, 2020				78,382,405		3,403,363
Ending balance at Jun. 30, 2020		$ 65,031		$ 8		$ 1	$ 108,732					$ (43,710)

[1]	See Note 3 for reverse recapitalization effects herein.
[2]	Equity amounts have been retroactively restated to give effect to the reverse capitalization that is discussed in Note 3.